Guarantees with Third Parties, Contingent Assets and, Liabilities, and Other Commitments - Litigation proceedings of Associates and Joint Ventures - Additional Information 1 (Detail) R$ in Thousands			12 Months Ended
	Apr. 05, 2019 USD ($)	Apr. 05, 2019 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)
Disclosure Of Other Provisions [Line Items]
Provisions			$ 88,973,000
Public Prosecutor's Office for Labor Matters
Disclosure Of Other Provisions [Line Items]
Damages paid	$ 898,000	R$ 5,000
Penalty	$ 179,000	R$ 1,000,000
Enel Distribucin Sao Paulo S.A | FINSOCIAL
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings			41,293,000		R$ 230,000
Enel Distribucin Sao Paulo S.A | IRPJ & CSLL
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings			31,598,000		176,000
Enel Distribucin Sao Paulo S.A | COFINS and PIS [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings			$ 28,546,000		R$ 159,000
COFIN/PIS tax rate			4.65%		4.65%
Enel Distribucin Sao Paulo S.A | Administrative proceedings
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings			$ 231,239,000		R$ 1,288,000
Enel Distribucin Sao Paulo S.A | Federal Tax Authority
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings			146,858,000		818,000
Attorneys Fees			$ 29,264,000		R$ 163,000
Attorneys' fees (as percentage)			20.00%		20.00%
Capital tax paid			$ 117,415,000	R$ 654,000
Possible loss			29,264,000	R$ 163,000
Enel Distribucin Sao Paulo S.A | Federal Tax Authority | IRPJ & CSLL
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings			31,418,000,000		R$ 175,000
Enel Distribucin Sao Paulo S.A | Federal Tax Authority | CSLL
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings			27,828,000		155,000
Enel Distribucin Sao Paulo S.A | Federal Tax Authority | PIS
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings			119,749,000		667,000
Enel Distribucin Sao Paulo S.A | Federal Tax Authority | Public Lighting Contribution [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings			32,496,000		181,000
Enel Distribucin Sao Paulo S.A | Federal Tax Authority | Administrative proceedings
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings			29,084,000,000		162,000
Enel Distribucin Sao Paulo S.A | Brazilian Tax Authority [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings			43,986,000		245,000
Enel Distribucin Sao Paulo S.A | Brazilian Tax Authority [Member] | CSLL
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings			45,242,000		252,000	$ 134,830,000	R$ 751,000
Enel Distribucin Sao Paulo S.A | Tax Authority of the State of So Paulo
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings			34,650,000		193,000
Enel Distribucin Sao Paulo S.A | Tax Authority of the State of So Paulo | Administrative proceedings
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings			28,008,000		156,000
Enel Cien [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings			107,269,000		597,480
Enel Brasil S A | Brazilian Tax Authority [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings			65,530,000		365,000
Sindicato dos Trabalhadores na Indstrias de Energia Eltrica de So Paulo [Member] | Enel Distribucin Sao Paulo S.A
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings			$ 25,086,000		R$ 139,730